Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Based Payment Arrangements Text Block Abstract
Schedule of share-based compensation expense included in the consolidated statements of income
For the years ended December 31,	2022	2021	2020
Operating expenses	$67,428	$73,723	$12,500

Schedule of number of stock options outstanding and their weighted average exercise price
	Telesat Canada time vesting options		Telesat Canada performance vesting options		Telesat Corporation time vesting options
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at December 31, 2020 and January 1, 2021	7,948,568	$25.83	406,262	$11.07	—	$—
Cancelled	(6,197,775)		—		—
Granted	77,500		—		—
Forfeited	(46,761)		(9,229)		—
Exercised (Note 25)	(600)		—		—
Exchanged upon close of Transaction	(1,780,932)		(397,033)		900,789
Expired	—		—		—
Outstanding at December 31, 2021	—	$—	—	$—	900,789	$48.77
Forfeited	—		—		(107,122)
Outstanding at December 31, 2022	—	$—	—	$—	793,667	$50.30
	Telesat Corporation time vesting options
	Number of options	Weighted average exercise price
Outstanding at January 1, 2021, December 31, 2021 and January 1, 2022	—	$—
Granted	285,149
Outstanding at December 31, 2022	285,149	$16.64

Schedule of stock options that are exercisable and the weighted average remaining life
	As at December 31, 2022	As at December 31, 2021
Telesat Corporation time vesting options	782,229	875,880
Weighted average remaining life	1 year	2 years

Schedule of share-based compensation expense for stock options using the Black-Scholes option pricing model
	2021	2020
Dividend yield	—%	—%
Expected volatility	35.0%	32.7%
Risk-free interest rate	1.85%	2.79%
Expected life (years)	10	10
2022
Dividend yield	—%
Expected volatility	50.0%
Risk-free interest rate	2.85%
Expected life (years)	10

Schedule of number of restricted share units outstanding
	Telesat Canada RSUs with time criteria	Telesat Canada RSUs with time and performance criteria
Outstanding, December 31, 2020 and January 1, 2021	66,667	—
Granted	3,230,000	300,000
Exchange upon close of Transaction	(3,296,667)	(300,000)
Outstanding, December 31, 2021	—	—
	RSUs with time criteria	RSUS with time and performance criteria
Outstanding, December 31, 2020 and January 1, 2021	—	—
Exchange upon close of Transaction	1,363,501	124,080
Outstanding, December 31, 2021 and January 1, 2022	1,363,501	124,080
Settled	(390,163)	—
Outstanding, December 31, 2022	973,338	124,080
	RSUs with time criteria	PSUs with time and performance criteria	DSUs
Outstanding, December 31, 2020 and January 1, 2021	—	—	—
Exchange upon close of Transaction	—	—	—
Outstanding, January 1, 2022	—	—	—
Granted	382,364	140,583	46,576
Settled	(20,983)	—	—
Forfeited	(10,310)	—	—
Outstanding, December 31, 2022	351,071	140,583	46,576